Share-based Compensation Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of common stock issued	10,500,000
Shares available for grant	5,013,920
Compensation cost for share-based payment arrangements	$ 11,472	$ 8,851	$ 12,102
Related tax benefit recognized in net income	4,163	3,113	4,421
Additional net excess tax benefit realized	12,456	2,682	4,018
Expected life of SARs	4 years	4 years	4 years
Aggregate intrinsic value of options and SARs exercised	13,838	4,193	10,123
Cash received on option exercises	15,781	9,739	21,253
Noncash stock-based compensation associated performance contingent restricted stock units	4,427	2,164	5,354
Compensation deferrals in current Year	984
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Numbers of Option to be Granted During the Year	123,413
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to nonvested awards	198
Weighted-average fair value of awards granted	$ 4.56	$ 6.57	$ 8.42
Fair market value of the company's stock to calculate intrinsic value	$ 41.72
Stock Appreciation Rights (SARs) [Member] | After 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum vesting period	1 year
Expected life of SARs	7 years
Stock Appreciation Rights (SARs) [Member] | Prior 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of SARs	10 years
Stock Options and SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	852,157
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to nonvested awards	9,160
Weighted-Average Period	20 months
Vesting at end of 4 years, if performance targets are not met	50.00%
Vesting at end of 5 years, if performance targets are not met	50.00%
Total performance contingent restricted stock units vested , Minimum shares	311,913
Total performance contingent restricted stock units, Maximum	935,738
Performance Shares [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total performance contingent restricted stock units vested , Minimum shares	151,045
Total performance contingent restricted stock units, Maximum	453,135
Performance Shares [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total performance contingent restricted stock units vested , Minimum shares	160,868
Total performance contingent restricted stock units, Maximum	482,603
Deferred Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit qualified for vesting and vested	28,647,000
Percentage of retainer fees deferred into stock units	50.00%
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum vesting period	5 years
Total unrecognized compensation cost related to nonvested awards	2,781
Weighted-Average Period	21 months
Noncash stock-based compensation associated performance contingent restricted stock units	$ 1,358	$ 869	$ 365
Stock unit qualified for vesting and vested	93,400
Restricted stock units outstanding	221,434
Restricted stock units outstanding vested	75,876
Performance contingent restricted stock units vested, shares	34,925
Nonvested [Member] | Stock Options and SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	852,157